Landfill Assets	12 Months Ended
Dec. 31, 2013
Landfill Assets Disclosure [Abstract]
Landfill Assets Disclosure [Text Block]

12. Landfill Assets

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,614,583	$661,852	$952,731

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,561,567	$597,847	$963,720

Capitalized interest for the year ended December 31, 2013 amounted to $1,989 (2012 - $1,518).